Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FT Vest Nasdaq-100 Buffer ETF - September | FT Vest Nasdaq-100 Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	42.11%	(20.10%)